Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 22. Subsequent Events

On February 25, 2013, the Company’s shareholders adopted an amendment to the 2012 Plan to increase the number of shares reserved for issuance upon exercise of options granted under such plan to 4.0 million from 2.5 million.